Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Preferred stock liquidation preference, Series	$ 37,000	$ 37,000
Common stock shares outstanding	46,658	37,663
Treasury Stock	72	72
Property and Equipment not subject to amortization	359,578	258,334
[SeriesBPreferredStockMember]
Preferred stock liquidation preference, Series	$ 3,549	$ 3,430